Logan Capital Large Cap Growth Fund
Schedule of Investments
January 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.82%
Capital Goods - 4.83%
Fastenal Co.	23,342	$1,323,025
Nordson Corp.	3,156	733,896
United Rentals, Inc. (a)	2,584	827,190
		2,884,111
Commercial & Professional Services - 3.96%
Cintas Corp.	2,787	1,091,194
Copart, Inc. (a)	6,001	775,629
Insperity, Inc.	4,592	493,778
		2,360,601
Consumer Durables & Apparel - 3.15%
Lululemon Athletica, Inc. (a)	1,689	563,720
Nike, Inc.	6,058	897,008
YETI Holdings, Inc. (a)	6,410	420,368
		1,881,096
Consumer Services - 1.80%
Starbucks Corp.	10,919	1,073,556
Diversified Financials - 1.62%
Coinbase Global, Inc. (a)	2,431	462,255
OneMain Holdings, Inc.	9,815	507,043
		969,298
Food, Beverage & Tobacco - 3.41%
Constellation Brands, Inc.	3,255	773,876
Monster Beverage Corp. (a)	14,532	1,260,215
		2,034,091
Household & Personal Products - 3.20%
Estee Lauder Cos., Inc.	6,123	1,909,090
Materials - 1.66%
Sherwin-Williams Co.	3,466	993,044
Media & Entertainment - 12.96%
Alphabet, Inc. - Class A (a)	614	1,661,527
Alphabet, Inc. - Class C (a)(b)	428	1,161,579
Electronic Arts, Inc.	6,786	900,231
Meta Platforms, Inc. (a)	5,776	1,809,390
Netflix, Inc. (a)	5,151	2,200,198
		7,732,925
Pharmaceuticals, Biotechnology & Life Sciences - 9.62%
Agilent Technologies, Inc.	5,360	746,755
Charles River Laboratories International, Inc. (a)	1,676	552,678
IQVIA Holdings, Inc. (a)	2,942	720,496
Mettler-Toledo International, Inc. (a)	1,115	1,642,038
Waters Corp. (a)	3,023	967,723
Zoetis, Inc.	5,565	1,111,831
		5,741,521
Retailing - 15.03%
Amazon.com, Inc. (a)	894	2,674,374
Burlington Stores, Inc. (a)	1,518	359,660
Dick's Sporting Goods, Inc.	12,782	1,475,043
Home Depot, Inc.	1,933	709,372
Lithia Motors, Inc.	3,933	1,148,947
Pool Corp.	1,080	514,350
RH (a)	965	388,721
Williams-Sonoma, Inc.	10,579	1,698,353
		8,968,820
Semiconductors & Semiconductor Equipment - 8.80%
Broadcom, Inc.	5,096	2,985,644
KLA Corp.	5,813	2,262,827
		5,248,471
Software & Services - 13.39%
Adobe Systems, Inc. (a)	1,828	976,701
Cognizant Technology Solutions Corp. - Class A	7,890	673,964
EPAM Systems, Inc. (a)	2,479	1,180,351
MasterCard, Inc.	7,275	2,810,915
Paycom Software, Inc. (a)	3,161	1,059,883
Trade Desk, Inc. (a)	12,428	864,243
TTEC Holdings, Inc.	5,282	423,035
		7,989,092
Technology Hardware & Equipment - 13.25%
Amphenol Corp.	25,423	2,023,416
Apple, Inc.	22,551	3,941,464
CDW Corp. of Delaware	2,904	549,001
IPG Photonics Corp. (a)	2,872	443,638
Trimble, Inc. (a)	6,744	486,647
Zebra Technologies Corp. (a)	908	462,281
		7,906,447
Transportation - 2.14%
Old Dominion Freight Line, Inc.	4,234	1,278,372
TOTAL COMMON STOCKS (Cost $23,460,794)		58,970,535

MONEY MARKET FUND - 1.03%
Fidelity Government Portfolio - Class I, 0.01% (c)	614,972	614,972
TOTAL MONEY MARKET FUND (Cost $614,972)		614,972

Total Investments (Cost $24,075,766) - 99.85%		59,585,507
Other Assets in Excess of Liabilities - 0.15%		90,450
TOTAL NET ASSETS - 100.00%		$59,675,957

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Logan Capital Large Cap Growth Fund
Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Logan Capital Large Cap Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$7,732,925	$-	$-	$7,732,925
Consumer Discretionary	11,923,473	-	-	11,923,473
Consumer Staples	3,943,181	-	-	3,943,181
Financials	969,297	-	-	969,297
Health Care	5,741,521	-	-	5,741,521
Industrials	6,523,084	-	-	6,523,084
Information Technology	21,144,010	-	-	21,144,010
Materials	993,044	-	-	993,044
Total Common Stocks	58,970,535	-	-	58,970,535
Money Market Fund	614,972	-	-	614,972
Total Investments	$59,585,507	$-	$-	$59,585,507

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.